Other Payables and Accruals (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Accrued salaries, wages and bonus	33,303	37,353	31,855
Accrued electricity and water	5,933	5,868	5,627
Deposit received	23,664	21,446	2,875
Provision for employees' retirement benefit	15,835	12,175	7,290
Accrued commission and bonus	7,412	7,354	6,559
Accrued transportation expense	1,673	2,204	1,117
Accrued audit and professional fees	3,068	3,395	3,113
Accrued sundries expenses	14,118	16,201	15,585
Other payables	3,162	4,010	2,942
Derivative liabilities	418	811	1,540
Others	7,129	4,292	2,308
Other Accrued Liabilities, Current	115,715	115,109	80,811